Note 39 (Tables)	6 Months Ended
Jun. 30, 2026
Depreciation and amortisation expense [abstract]
Depreciation and amortization [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

DEPRECIATION AND AMORTIZATION (MILLIONS OF EUROS)

	June 2026	June 2025
Tangible assets	510	466
For own use	324	298
Right-of-use assets	184	166
Investment properties and other	2	2
Intangible assets	324	283
Total	834	749